Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2023	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Jun. 30, 2024	Jun. 10, 2024
Cash equivalents						$ 0	$ 0
Accounts receivable						34,092	0
Sales and marketing expense		$ 51,347	$ 49,758	$ 207,536	$ 90,539	$ 484,250	$ 707,137
Contingent shares issuable		4,393,993		4,393,993				4,393,993	4,393,993
Contingent shares								5,843,993	5,843,993
Shares issuable upon exercisable of options		77,445		77,445		81,849
Potentially dilutive securities		5,275,511	83,371	3,277,339	83,371
Series E Preferred Stock [Member]
Number of shares converted				316
Common stock issuable upon conversion				3,259
Series H Preferred Stock [Member]
Number of shares converted				33,000
Common stock issuable upon conversion				33,000
Series I Preferred Stock [Member]
Number of shares converted				59,979
Common stock issuable upon conversion				59,979
Share-Based Payment Arrangement, Option [Member]
Shares issuable upon exercisable of options		78,877		78,877		85,300
Warrant [Member]
Warrants outstanding to purchase common stock		484,063		484,063
Common Stock [Member]
Number of shares issued							13,001
Potentially dilutive securities				659,178
NextPlay Technologies Inc. [Member]
Accounts receivable						$ 2,567,665	$ 1,933,908
Allowance for doubtful accounts						$ 1,567,665	$ 0
Convertible debt	$ 10,000,000
Number of shares issued	400,000
Number of convertible shares issued	500,000
Shares issue per shares						$ 2.00
Value of stock issued	$ 1,000,000
Allowance for doubtful accounts						$ 1,567,665